SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Exercise price range 0.33-3.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	887,805
Outstanding, Weighted average remaining contractual life (years)	3 years 3 months 22 days
Outstanding, Weighted average exercise price | $ / shares	$ 2.15
Exercisable, Number of options | shares	589,132
Exercisable, Weighted average remaining contractual life (years)	3 years 5 months 26 days
Exercisable, Weighted average exercise price | $ / shares	$ 1.58
Exercise price range 4.15-4.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	929,570
Outstanding, Weighted average remaining contractual life (years)	4 years 3 months 11 days
Outstanding, Weighted average exercise price | $ / shares	$ 4.55
Exercisable, Number of options | shares	0
Exercisable, Weighted average remaining contractual life (years)	0 years
Exercisable, Weighted average exercise price | $ / shares	$ 0
Exercise price range 5.53-8.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	716,494
Outstanding, Weighted average remaining contractual life (years)	4 years 4 months 20 days
Outstanding, Weighted average exercise price | $ / shares	$ 6.40
Exercisable, Number of options | shares	410,557
Exercisable, Weighted average remaining contractual life (years)	4 years 10 months 10 days
Exercisable, Weighted average exercise price | $ / shares	$ 6.92
Exercise price range 12.99-18.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	171,571
Outstanding, Weighted average remaining contractual life (years)	7 years
Outstanding, Weighted average exercise price | $ / shares	$ 16.69
Exercisable, Number of options | shares	160,196
Exercisable, Weighted average remaining contractual life (years)	6 years 11 months 23 days
Exercisable, Weighted average exercise price | $ / shares	$ 16.62
Exercise price range 23.00-23.48[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	42,500
Outstanding, Weighted average remaining contractual life (years)	3 years 7 months 10 days
Outstanding, Weighted average exercise price | $ / shares	$ 23.75
Exercisable, Number of options | shares	40,938
Exercisable, Weighted average remaining contractual life (years)	3 years 5 months 19 days
Exercisable, Weighted average exercise price | $ / shares	$ 23.78
Exercise price range 0.33-23.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	2,747,940
Outstanding, Weighted average remaining contractual life (years)	4 years 1 month 28 days
Outstanding, Weighted average exercise price | $ / shares	$ 5.31
Exercisable, Number of options | shares	1,200,823
Exercisable, Weighted average remaining contractual life (years)	4 years 5 months 1 day
Exercisable, Weighted average exercise price | $ / shares	$ 6.17